Offerings	Jun. 16, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares $0.01 par value per share
Fee Rate
Offering Note
(1)	An indeterminate number of common shares, preferred shares and subscription rights to purchase common shares are being registered as may from time to time be offered, on an immediate, continuous or delayed basis, at indeterminate prices.
(2)	In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (“Securities Act”), the Registrant is deferring payment of all of the registration fees and will pay any registration fees subsequently in advance or on a pay-as-you-go basis.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights to purchase Common Shares
Fee Rate
Amount of Registration Fee	$ 0
Offering Note	No separate consideration will be received by the Registrant. Any shares issued pursuant to an offering of rights to purchase common shares, including any shares issued pursuant to an over-subscription privilege or a secondary over subscription privilege, will be shares registered under this Registration Statement.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Fee Rate
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares, $0.01 par value per share
Maximum Aggregate Offering Price	$ 106,083,793.09	[1]
Carry Forward Form Type	N-2
Carry Forward File Number	333-271575
Carry Forward Initial Effective Date	Jun. 22, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 11,690.43	[1]
Offering Note	See Offering Note 1.

[1]	The Registrant previously registered 14,000,000 Common Shares in reliance on Rule 457(c) under the Securities Act, with respect to which the Registrant paid filing fees of $22,316.60 in its prior Registration Statement (File No. 333-271575), which was declared effective on June 22, 2023 (the “2023 Registration Statement”). As of the time of this filing, 7,333,826 Common Shares remain unsold from the 2023 Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement carries forward such unsold Common Shares, with respect to which $11,690.43 in filing fees have already been paid. Because this Registration Statement only includes such carry forward securities for which a registration fee was previously paid, no additional filing fees are currently due.